Related Party Transactions (Tables)	12 Months Ended
Jun. 30, 2024
Disclosure of transactions between related parties [Abstract]
Schedule of Directors Remuneration
			Post-	Long Term
2024	Short Term Benefits		Employment Superannuation	Benefits Long-service	Termination	Equity
	Base Fee	Bonus	Contribution	Leave	Benefit	Options	Total
Directors’ remuneration	A$	A$	A$	A$	A$	A$	A$
Mr. Geoffrey Kempler (2)	269,000	-	11,000	-	-	-	313,300
Mr. Brian Meltzer	63,348	-	6,937	-	-	-	70,000
Mr. Peter Marks	70,000	-	-	-	-	-	70,000
Mr. Lawrence Gozlan	70,000	-	-	-	-	-	70,000
	472,063	-	17,937	-	-	-	490,000

Other key management personnel
Dr. David Stamler (3)	716,615	166,063	-	(13,232)	-	552,622	1,422,068
Ms. Kathryn Andrews (1)	196,334	-	20,549	6,616	10,215	(32,567)	201,147
	912,949	166,063	20,549	6,616	10,215	520,055	1,623,215
Total	1,385,012	166,063	38,486	6,616	10,215	520,055	2,113,215
(1)	Ms. Kathryn Andrews resigned 30 January 2024 and served out her notice period accordingly. The unvested FY21 equity options for Kathryn Andrews were forfeited due to cessation of employment.
(2)	Includes $169,000 corporate advisory fees paid to an associate entity of Mr. Geoffrey Kempler for business advisory services including investor relations, marketing and business development.
(3)	Dr. David Stamler gets paid in US dollars.
2023	Short Term Benefits		Superannuation	Long-service	Termination	Equity
	Base Fee	Bonus	Contribution	Leave	Benefit	Options	Total
Directors’remuneration	A$	A$	A$	A$	A$	A$	A$
Mr. GeoffreyKempler (2)	302,800	-	10,500	-	-	-	313,300
Mr. Brian Meltzer	63,348	-	6,652	-	-	-	70,000
Mr. Peter Marks	70,000	-	-	-	-	-	70,000
Mr. Lawrence Gozlan	70,000	-	-	-	-	-	70,000
	506,148	-	17,152	-	-	-	523,300

Other key management personnel
Dr. David Stamler (1)	731,381	194,570	-	-	-	724,047	1,649,998
Ms. Kathryn Andrews (1)	294,921	-	25,292	7,215	-	40,128	367,556
	1,026,302	194,570	25,292	7,215	-	764,175	2,017,554
Total	1,532,450	194,570	42,444	7,215	-	764,175	2,540,854
(1)	Base Fee includes movements in the annual leave provision for Ms. Kathryn Andrews and Dr. David Stamler in accordance with their employment contracts.
(2)	Includes A$202,800 in corporate advisory fees paid to an associated entity of Mr. Geoffrey Kempler for business advisory services including investor relations, marketing and business development.

			Post-	Long Term
2022	Short Term Benefits		Employment Superannuation	Benefits Long-service	Termination	Equity
	Base Fee	Bonus	Contribution	Leave	Benefit	Options	Total
Directors’ remuneration	A$	A$	A$	A$	A$	A$	A$
Mr. Geoffrey Kempler (2)	377,800	-	10,000	-	-	-	387,800
Mr. Brian Meltzer	63,636	-	6,359	-	-	-	69,995
Mr. Peter Marks	70,000	-	-	-	-	-	70,000
Mr. Lawrence Gozlan (3)	107,500	-	-	-	-	-	107,500
Dr. David Sinclair (4)	34,888	-	-	-	-	-	34,888
Mr. Tristan Edwards (4)	31,819	-	4,194	-	-	-	36,013
	685,643	-	20,553	-	-	-	706,196

Other key management personnel
Dr. David Stamler (1)	658,393	-	-	-	-	965,633	1,624,026
Ms. Kathryn Andrews (1)	296,979	-	23,568	6,711	-	32,531	359,789
	955,372	-	23,568	6,711	-	998,164	1,983,815
Total	1,641,015	-	44,121	6,711	-	998,164	2,690,011
(1)	Base Fee includes movements in the annual leave provision for Ms. Kathryn Andrews and Dr. David Stamler in accordance with their employment contracts.
(2)	Includes A$277,800 in corporate advisory fees paid to an associated entity of Mr. Geoffrey Kempler for business advisory services including investor relations, marketing and business development.
(3)	Includes A$37,500 in corporate advisory fees paid to an associated entity of Mr. Lawrence Gozlan for corporate advisory services including seeking and advancing opportunities to expand the Group’s product pipeline and other sources of funding to commence and continue the Group’s clinical trials.
(4)	David Sinclair and Tristan Edwards resigned on January 4, 2022.

Schedule of Key Management Personnel Equity Holdings	Key Management Personnel Equity Holdings
	Balance July 1, 2023	Received as Remuneration	Received on Exercise of Options	Net Change Other	Balance June 30, 2024
Fully Paid Ordinary Shares of the Group	No.	No.	No.	No.	No.
Mr. Geoffrey Kempler	18,011,000	-	-	-	18,011,000
Mr. Lawrence Gozlan	-	-	-	-	-
Mr. Brian Meltzer	326,666	-	-	7,142,857	7,469,523
Mr. Peter Marks	43,111	-	-	7,142,857	7,185,968
Ms. Kathryn Andrews (2)	-	-	-	-	-
Dr. David Stamler	3,555,000	-	-	7,142,857	10,697,857
	21,935,777	-	-	21,428,571	43,364,000
	Balance July 1, 2022	Received as Remuneration	Received on Exercise of Options	Net Change Other	Balance June 30, 2023
Fully Paid Ordinary Shares of the Group	No.	No.	No.	No.	No.
Mr. Geoffrey Kempler	18,011,000	-	-	-	18,011,000
Mr. Lawrence Gozlan	-	-	-	-	-
Mr. Brian Meltzer	326,666	-	-	-	326,666
Mr. Peter Marks	43,111	-	-	-	43,111
Ms. Kathryn Andrews	-	-	-	-	-
Dr. David Stamler	-	-	-	3,555,000	3,555,000
	18,380,777	-	-	3,555,000	21,935,777
	Balance July 1, 2021	Received as Remuneration	Received on Exercise of Options	Net Change Other	Balance June 30, 2022
Fully Paid Ordinary Shares of the Group	No.	No.	No.	No.	No.
Mr. Geoffrey Kempler	18,011,000	-	-	-	18,011,000
Mr. Lawrence Gozlan	-	-	-	-	-
Mr. Brian Meltzer	326,666	-	-	-	326,666
Mr. Peter Marks	43,111	-	-	-	43,111
Dr. David Sinclair (1)	-	-	-	-	-
Mr. Tristan Edwards (1)	-	-	-	-	-
Ms. Kathryn Andrews	-	-	-	-	-
Dr. David Stamler	-	-	-	-	-
	18,380,777	-	-	-	18,380,777
(1)	David Sinclair and Tristan Edwards resigned on January 4, 2022.
(2)	Kathryn Andrews resigned January 30,2024 David Sinclair and Tristan Edwards resigned on January 4, 2022.

Schedule of State Options of the Company
Share Options of the Group	Balance July 1, 2023 No.	Granted as Remuneration No.	Options Exercised No.	Options Expired No.	Options Forfeited No.	Net Change Other	Options Vested During the year	Balance June 30, 2024 No.	Total Vested and Exercisable June 30, 2024 No.	Total Unvested June 30, 2024 No.
Mr. Geoffrey Kempler	14,000,000	-	-	-	-	-	-	14,000,000	14,000,000	-
Mr. Lawrence Gozlan	7,000,000	-	-	-	-	-	-	7,000,000	7,000,000	-
Mr. Brian Meltzer	7,000,000	-	-	-	-	9,523,809	-	16,523,809	16,523,809	-
Mr. Peter Marks	7,000,000	-	-	-	-	9,523,809	-	16,523,809	16,523,809	-
Ms. Kathryn Andrews(1)	5,000,000	-	-	-	(5,000,000)	-	-	-	-	-
Dr. David Stamler	91,392,720	120,000,000	-	-	-	9,523,809	-	220,916,529	104,740,244	116,176,285
	131,392,720	120,000,000	-	-	(5,000,000)	28,571,427	-	274,964,147	158,787,862	116,176,285
1)	Kathryn Andres resigned on January 30, 2024
Share Options of the Group	Balance July 1, 2022 No.	Granted as Remuneration No.	Options Exercised No.	Options Expired No.	Options Forfeited No.	Net Change Other	Options Vested During the year	Balance June 30, 2023 No.	Total Vested and Exercisable June 30, 2023 No.	Total Unvested June 30, 2023 No.
Mr. Geoffrey Kempler	19,000,000	-	-	(5,000,000)	-	-	-	14,000,000	14,000,000	-
Mr. Lawrence Gozlan	8,250,000	-	-	(1,250,000)	-	-	-	7,000,000	7,000,000	-
Mr. Brian Meltzer	8,250,000	-	-	(1,250,000)	-	-	-	7,000,000	7,000,000	-
Mr. Peter Marks	8,250,000	-	-	(1,250,000)	-	-	-	7,000,000	7,000,000	-
Ms. Kathryn Andrews	5,000,000	-	-	-	-	-	-	5,000,000	1,250,000	3,750,000
Dr. David Stamler	91,392,720	-	-	-	-	-	-	91,392,720	32,368,255	59,024,465
	140,142,720	-	-	(8,750,000)	-	-	-	131,392,720	68,618,255	62,774,465
Share Options of the Group	Balance July 1, 2021 No.	Granted as Remuneration No.	Options Exercised No.	Options Expired No.	Options Forfeited No.	Net Change Other	Options Vested During the year	Balance June 30, 2022 No.	Total Vested and Exercisable June 30, 2022 No.	Total Unvested June 30, 2022 No.
Mr. Geoffrey Kempler	19,000,000	-	-	-	-	-	-	19,000,000	19,000,000	-
Mr. Lawrence Gozlan	8,250,000	-	-	-	-	-	-	8,250,000	8,250,000	-
Mr. Brian Meltzer	8,250,000	-	-	-	-	-	-	8,250,000	8,250,000	-
Mr. Peter Marks	8,250,000	-	-	-	-	-	-	8,250,000	8,250,000	-
Dr. David Sinclair (1)	7,000,000	-	-	-	(7,000,000)	-	-	-	-	-
Mr. Tristan Edwards (1)	7,000,000	-	-	-	(7,000,000)	-	-	-	-	-
Ms. Kathryn Andrews	500,000	5,000,000	-	(500,000)	-	-	-	5,000,000	-	5,000,000
Dr. David Stamler	95,392,720	-	-	(4,000,000)	-	-	-	91,392,720	-	91,392,720
	153,642,720	5,000,000	-	(4,500,000)	(14,000,000)	-	-	140,142,720	43,750,000	96,392,720
(1)	David Sinclair and Tristan Edwards resigned on January 4, 2022.